LEASES (Tables)	12 Months Ended
Dec. 31, 2024
Leases
SCHEDULE OF OPERATING LEASE ASSETS AND LIABILITIES

The following table presents the operating lease related assets and liabilities recorded on the Group’s consolidated balance sheet.

	December 31, 2024	December 31, 2023
	US$	US$
Right-of-use assets	238,330	556,104
Impairment of right-of-use assets	—	—
Right-of-use assets, net	238,330	556,104

Operating lease liabilities - current	282,279	352,178
Operating lease liabilities – non-current	—	282,279
Total operating lease liabilities	282,279	634,457

SCHEDULE OF OFFICE LEASE EXPENSE

The following table presents the components of the Company’s office lease expense in the year ended December 31, 2022, 2023 and 2024, which are included in general administrative on the consolidated statements of operations:

	For the year ended December 31,
	2024	2023	2022
	US$	US$	US$
Operating lease cost	341,535	358,044	60,578
Variable lease cost	—	—	—
Operating lease expense	341,535	358,044	60,578
Short-term lease rent expense	38,236	57,621	31,301
Total lease expense	379,771	415,665	91,879

SCHEDULE OF MATURITY OPERATING LEASE LIABILITIES

The following table summarizes the maturity of operating lease liabilities as of December 31, 2024:

US$
2025	288,594
Total	288,594
Less: imputed interest	(6,315)
Present value of lease liabilities	282,279